Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of the Company's contractual obligations and commitments relating to entity's facilities leases
Operating lease obligations
$000
2012	565
2013	565
2014	565
2015	554
2016	549
Thereafter	3,502
Total	6,300